Stockholders’ Equity	12 Months Ended
Dec. 31, 2025
Stockholders’ Equity [Abstract]
Stockholders’ equity
21.	Stockholders’ equity

Stockholders’ equity as of December 31, 2025, 2024 and 2023 by number of shares, is as follows:

	Betterware de México, S.A.P.I. de C.V.
	As of December 31, 2025	As of December 31, 2024	As of December 31, 2023

Fixed capital	10,000	10,000	10,000
Variable capital	37,306,546	37,306,546	37,306,546
	37,316,546	37,316,546	37,316,546

Capital movements for the years 2025, 2024 and 2023:

The capital stock is represented by fully subscribed and paid common shares with no par value. The fixed minimum capital, without withdrawal rights, is Ps. 50 and is represented by 10,000 shares. The variable capital stock is unlimited.

As of December 31, 2025, 2024, and 2023 the Group had 72,626 treasury shares, on which no dividends are paid.

Dividends

2025

On March 7, 2025, the General Shareholders’ Meeting approved a payment of dividends from retained earnings in the amount of Ps. 250,000, which were paid on March 25, 2025. Part of this amount (Ps. 131,295) was paid to Campalier based on its shareholding. The dividend per share was Ps. 6.7.

On April 30, 2025, the General Shareholders’ Meeting approved a payment of dividends from retained earnings in the amount of Ps. 200,000, which were paid on May 22, 2025. Part of this amount (Ps. 105,035) was paid to Campalier based on its shareholding. The dividend per share was Ps. 5.4.

On July 31, 2025, the General Shareholders’ Meeting approved a payment of dividends from retained earnings in the amount of Ps. 200,000, which were paid on August 28, 2025. Part of this amount (Ps. 105,035) was paid to Campalier based on its shareholding. The dividend per share was Ps. 5.4.

On October 21, 2025, the General Shareholders’ Meeting approved a payment of dividends from retained earnings in the amount of Ps. 200,000, which were paid on November 20, 2025. Part of this amount (Ps. 105,035) was paid to Campalier based on its shareholding. The dividend per share was Ps. 5.4.

2024

On March 6, 2024, the General Shareholders’ Meeting approved a payment of dividends from retained earnings in the amount of Ps. 250,000, which were paid in cash on March 14, 2024. Part of this amount (Ps. 131,295) was paid to Campalier based on its shareholding. The dividend per share was Ps. 6.70.

On May 13, 2024, the General Shareholders’ Meeting approved a payment of dividends from retained earnings in the amount of Ps. 250,000, which were paid in cash on May 23, 2024. Part of this amount (Ps. 131,295) was paid to Campalier based on its shareholding. The dividend per share was Ps. 6.70.

On July 19, 2024, the General Shareholders’ Meeting approved a payment of dividends from retained earnings in the amount of Ps. 250,000, which were paid in cash on August 9, 2024. Part of this amount (Ps. 131,295) was paid to Campalier based on its shareholding. The dividend per share was Ps. 6.70.

On October 28, 2024, the General Shareholders’ Meeting approved a payment of dividends from retained earnings in the amount of Ps. 250,000, which were paid in cash on November 15, 2024. Part of this amount (Ps. 131,295) was paid to Campalier based on its shareholding. The dividend per share was Ps. 6.70.

2023

On March 8, 2023, the General Shareholders’ Meeting approved a payment of dividends from retained earnings in the amount of Ps. 100,000, which were paid in cash on March 21, 2023. Part of this amount (Ps. 52,518) was paid to Campalier based on its shareholding. The dividend per share was Ps. 2.67.

On May 15, 2023, the General Shareholders’ Meeting approved a payment of dividends from retained earnings in the amount of Ps. 150,000, which were paid in cash on May 26, 2023. Part of this amount (Ps. 78,777) was paid to Campalier based on its shareholding. The dividend per share was Ps. 4.02.

On August 9, 2023, the General Shareholders’ Meeting approved a payment of dividends from retained earnings in the amount of Ps. 200,000, which were paid in cash on August 24, 2023. Part of this amount (Ps. 105,036) was paid to Campalier based on its shareholding. The dividend per share was Ps. 5.36.

On November 9, 2023, the General Shareholders’ Meeting approved a payment of dividends from retained earnings in the amount of Ps. 200,000, which were paid in cash on November 24, 2023. Part of this amount (Ps. 105,036) was paid to Campalier based on its shareholding. The dividend per share was Ps. 5.36.

Legal reserve

Retained earnings include the statutory legal reserve. The Mexican General Corporate Law requires that at least 5% of net income of the year be transferred to the legal reserve until the reserve equals 20% of common stock at par value (historical pesos). The legal reserve may be capitalized but may not be distributed unless the Group is dissolved. The legal reserve must be replenished if it is reduced for any reason.

At the Ordinary General Shareholders’ Meeting held on 30 April 2025, it was approved to transfer from the Company’s net profit the amount of Ps. 35,586 to be applied to the accumulated legal reserve. As of 31 December 2025, the Company’s legal reserve amounts to Ps. 46,265, and for 2024 and 2023 it was Ps. 10,679.